UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2019

WESTERN ASSET

U.S. TREASURY RESERVES

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset U.S. Treasury Reserves for the six-month reporting period ended February 28, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 29, 2019

II	Western Asset U.S. Treasury Reserves

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended February 28, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2018 U.S. gross domestic product (“GDP”)i growth was 4.2% — the strongest reading since the third quarter of 2014. Third quarter 2018 GDP growth was 3.4%. Finally, the U.S. Department of Commerce’s final reading for fourth quarter 2018 GDP growth, released after the reporting period ended, was 2.2%. Moderating growth in the fourth quarter was attributed to decelerations in private inventory investment, personal consumption expenditures (“PCE”) and federal government spending, along with a downturn in state and local government spending. These factors were partly offset by an upturn in exports and an acceleration in nonresidential fixed investment. Furthermore, imports increased less in the fourth quarter than in the third quarter of 2018.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on February 28, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In February 2019, 20.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

Western Asset U.S. Treasury Reserves	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates twice during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meetings that ended on September 26, 2018 (to a range between 2.00% and 2.25%) and December 19, 2018 (to a range between 2.25% and 2.50%). However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019 — after the reporting period ended — most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term U.S. Treasury yields declined during the six-month reporting period ended February 28, 2019. The yield for the two-year Treasury note began the reporting period at 2.62% and ended the period at 2.52%. The low for the period of 2.39% took place on January 3, 2019, and the peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 2.86% and ended the period at 2.73%. The low for the period of 2.56% took place on January 3, 2019, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed raised rates during the reporting period, the yields available from money market securities remained relatively modest during the six months ended February 28, 2019.

Performance review

As of February 28, 2019, the seven-day current yield for Class N shares of Western Asset U.S. Treasury Reserves was 1.86% and the seven-day effective yield, which reflects compounding, was 1.88%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, U.S. Treasury Reserves Portfolio.

Western Asset U.S. Treasury Reserves Yields as of February 28, 2019 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	1.86%	1.88%
Service Shares	1.46%	1.47%

The performance shown represents past performance. Past performance is no guarantee

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset U.S. Treasury Reserves

of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been 1.56% and 1.57%, respectively; and the seven-day current yield and the seven-day effective yield for Service Shares would have been 0.98% and 0.99%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 29, 2019

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset U.S. Treasury Reserves	V

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

VI	Western Asset U.S. Treasury Reserves

Portfolio at a glance† (unaudited)

U.S. Treasury Reserves Portfolio

The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2019 and August 31, 2018. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2018 and held for the six months ended February 28, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.84%	$1,000.00	$1,008.40	0.59%	$2.94	Class N	5.00%	$1,000.00	$1,021.87	0.59%	$2.96
Service Shares	0.64	1,000.00	1,006.40	0.99	4.93	Service Shares	5.00	1,000.00	1,019.89	0.99	4.96

2	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

[1]	For the six months ended February 28, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2019

Assets:
Investment in U.S. Treasury Reserves Portfolio, at value	$307,716,572
Prepaid expenses	27,585
Total Assets	307,744,157

Liabilities:
Payable for Fund shares repurchased	180,211
Investment management fee payable	99,459
Distributions payable	89,942
Service and/or distribution fees payable	25,657
Trustees’ fees payable	602
Accrued expenses	55,915
Total Liabilities	451,786
Total Net Assets	$307,292,371

Net Assets:
Par value (Note 5)	$3,073
Paid-in capital in excess of par value	307,292,687
Total distributable earnings (loss)	(3,389)
Total Net Assets	$307,292,371

Net Assets:
Class N	$298,417,360
Service Shares	$8,875,011

Shares Outstanding:
Class N	298,402,057
Service Shares	8,874,899

Net Asset Value:
Class N	$1.00
Service Shares	$1.00

See Notes to Financial Statements.

4	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2019

Investment Income:
Income from U.S. Treasury Reserves Portfolio	$3,868,868
Allocated expenses from U.S. Treasury Reserves Portfolio	(186,498)
Allocated waiver from U.S. Treasury Reserves Portfolio	170,956
Total Investment Income	3,853,326

Expenses:
Investment management fee (Note 2)	768,742
Service and/or distribution fees (Notes 2 and 3)	429,460
Registration fees	39,026
Transfer agent fees (Note 3)	36,848
Legal fees	13,860
Audit and tax fees	11,870
Shareholder reports	11,523
Trustees’ fees	4,555
Fund accounting fees	4,027
Insurance	2,589
Miscellaneous expenses	8,514
Total Expenses	1,331,014
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(334,884)
Net Expenses	996,130
Net Investment Income	2,857,196
Net Realized Gain on Investments From U.S. Treasury Reserves Portfolio	967
Increase in Net Assets From Operations	$2,858,163

See Notes to Financial Statements.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2019 (unaudited) and the Year Ended August 31, 2018	2019	2018

Operations:
Net investment income	$2,857,196	$3,486,215
Net realized gain	967	11,564
Increase in Net Assets From Operations	2,858,163	3,497,779

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings(a)	(2,857,023)	(3,496,713)
Decrease in Net Assets From Distributions to Shareholders	(2,857,023)	(3,496,713)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	238,340,704	672,857,831
Reinvestment of distributions	2,249,885	3,079,102
Cost of shares repurchased	(284,748,146)	(793,102,186)
Decrease in Net Assets From Fund Share Transactions	(44,157,557)	(117,165,253)
Decrease in Net Assets	(44,156,417)	(117,164,187)

Net Assets:
Beginning of period	351,448,788	468,612,975
End of period(b)	$307,292,371	$351,448,788

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 7. For the year ended August 31, 2018, distributions from net investment income were $3,496,713.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 7. For the year ended August 31, 2018, end of year net assets included undistributed net investment income of $4,166.

See Notes to Financial Statements.

6	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares[1]	2019[2]		2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.008		0.009	0.001	0.000	[3]	0.000	[3]	0.000	[3]
Net realized gain (loss)[3]	0.000		0.000	(0.000)	0.000		0.000		(0.000)
Total income from operations	0.008		0.009	0.001	0.000	[3]	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.008)		(0.009)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]
Net realized gains	—		—	—	—		—		(0.000)	[3]
Total distributions	(0.008)		(0.009)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Total return[4]	0.84%		0.91%	0.15%	0.02%		0.01%		0.01%

Net assets, end of period (millions)	$298		$349	$466	$717		$794		$990

Ratios to average net assets:
Gross expenses[5,6]	0.88%[7]		0.87%	0.85%	0.84%		0.84%		0.84%[8]
Net expenses[5,9,10]	0.59	[7]	0.60	0.50	0.26		0.05		0.05
Net investment income	1.67	[7]	0.87	0.14	0.02		0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[6]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by U.S. Treasury Reserves Portfolio.

[7]	Annualized.

[8]	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.84% for the year ended August 31, 2014.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, effective December 28, 2016, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to December 28, 2016, the expense limitation was 0.75%. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Service Shares[1]	2019[2]		2018	2017		2016		2015[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.006		0.005	0.000	[4]	0.000	[4]	0.000	[4]
Net realized gain[4]	0.000		0.000	0.000		0.000		0.000
Total income from operations	0.006		0.005	0.000	[4]	0.000	[4]	0.000	[4]

Less distributions from:
Net investment income	(0.006)		(0.005)	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.006)		(0.005)	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000
Total return[5]	0.64%		0.54%	0.02%		0.02%		0.00%[6]

Net assets, end of period (000s)	$8,875		$2,487	$2,835		$48		$85

Ratios to average net assets:
Gross expenses[7,8]	2.41%[9]		1.28%	1.14%		3.77%		4.27%[9]
Net expenses[7,10,11]	0.99	[9]	0.96	0.55		0.25		0.08	[9]
Net investment income	1.35	[9]	0.53	0.02		0.01		0.01	[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]	For the period August 21, 2015 (inception date) to August 31, 2015.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[8]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by U.S. Treasury Reserves Portfolio.

[9]	Annualized.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Service Shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

8	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (2.2% at February 28, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by U.S. Treasury Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

10	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares and Service Shares did not exceed 0.60% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2019, fees waived and/or expenses reimbursed amounted to $334,884.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N shares and Service Shares calculated at the annual rate of 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$424,698	†	$24,542
Service Shares	4,762	†	12,306
Total	$429,460		$36,848

†

Amounts shown are exclusive of waivers. For the six months ended February 28, 2019, the service and/or distribution fees waived amounted to $254,819 and $1,905 for Class N and Service Shares, respectively. Such waivers are voluntary and may be reduced or terminated at any time.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$322,282
Service Shares	12,602
Total	$334,884

4. Distributions to shareholders by class

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Net Investment Income:
Class N	$2,844,195	$3,486,953
Service Shares	12,828	9,760
Total	$2,857,023	$3,496,713

5. Shares of beneficial interest

At February 28, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Class N
Shares sold	227,788,385	661,132,104
Shares issued on reinvestment	2,237,241	3,069,900
Shares repurchased	(280,570,827)	(781,019,752)
Net decrease	(50,545,201)	(116,817,748)

Service Shares
Shares sold	10,552,319	11,725,727
Shares issued on reinvestment	12,644	9,202
Shares repurchased	(4,177,319)	(12,082,434)
Net increase (decrease)	6,387,644	(347,505)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Deferred capital losses

As of August 31, 2018, the Fund had deferred capital losses of $8,695, which have no expiration date, that will be available to offset future taxable capital gains.

12	Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report

7. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

8. Subsequent event

Subsequent to the period ended February 28, 2019, shareholder redemptions from Service Shares exceeded 50% of Service Shares net assets as of February 28, 2019.

Western Asset U.S. Treasury Reserves 2019 Semi-Annual Report	13

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 5-6, 2018, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset U.S. Treasury Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, U.S. Treasury Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement.

14	Western Asset U.S. Treasury Reserves

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Western Asset U.S. Treasury Reserves	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2018 was approximately equivalent to the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2018 was at the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses

16	Western Asset U.S. Treasury Reserves

payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in

Western Asset U.S. Treasury Reserves	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

18	Western Asset U.S. Treasury Reserves

Schedule of investments (unaudited)

February 28, 2019

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 113.3%
U.S. Treasury Bills — 95.5%
U.S. Cash Management Bill	2.360%	3/1/19	$1,118,689,000	$1,118,689,000
U.S. Treasury Bills	1.934%	3/5/19	1,187,610,000	1,187,298,396	(a)
U.S. Treasury Bills	2.075%	3/7/19	500,000,000	499,803,083	(a)
U.S. Treasury Bills	2.234%	3/12/19	658,451,000	657,972,919	(a)
U.S. Treasury Bills	2.214%	3/14/19	171,194,000	171,050,268	(a)
U.S. Treasury Bills	2.321%	3/19/19	1,100,970,000	1,099,655,894	(a)
U.S. Treasury Bills	2.352%	3/26/19	1,845,698,000	1,842,643,683	(a)
U.S. Treasury Bills	2.292%	3/28/19	379,466,000	378,806,809	(a)
U.S. Treasury Bills	2.097%	4/2/19	400,000,000	399,250,224	(a)
U.S. Treasury Bills	2.460%	4/4/19	250,000,000	249,417,986	(a)
U.S. Treasury Bills	2.410%	4/11/19	1,100,000,000	1,096,989,920	(a)
U.S. Treasury Bills	2.421%	4/18/19	250,000,000	249,198,333	(a)
U.S. Treasury Bills	2.420%	4/23/19	374,841,000	373,517,114	(a)
U.S. Treasury Bills	2.415%	4/25/19	600,000,000	597,807,180	(a)
U.S. Treasury Bills	2.273%	4/30/19	650,000,000	647,563,221	(a)
U.S. Treasury Bills	2.418%	5/9/19	66,225,000	65,922,269	(a)
U.S. Treasury Bills	2.451%	5/16/19	500,000,000	497,452,733	(a)
U.S. Treasury Bills	2.505%	5/23/19	200,000,000	198,864,514	(a)
U.S. Treasury Bills	2.528%	6/13/19	659,872,000	655,150,238	(a)
U.S. Treasury Bills	2.532%	6/20/19	500,000,000	496,178,979	(a)
U.S. Treasury Bills	2.517%	6/27/19	216,375,000	214,628,239	(a)
U.S. Treasury Bills	2.508%	8/1/19	250,000,000	247,400,594	(a)
U.S. Treasury Bills	2.522%	8/29/19	250,000,000	246,914,201	(a)
Total U.S. Treasury Bills				13,192,175,797
U.S. Treasury Notes — 17.8%
U.S. Treasury Notes	1.625%	4/30/19	100,000,000	99,864,856
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	2.490%	4/30/19	200,000,000	200,001,663	(b)
U.S. Treasury Notes	1.375%	7/31/19	110,000,000	109,500,649
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	2.480%	7/31/19	150,000,000	149,999,950	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.048%)	2.468%	10/31/19	205,000,000	205,017,689	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield)	2.420%	1/31/20	150,000,000	149,992,949	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.453%	4/30/20	103,000,000	102,972,832	(b)

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2019

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.463%	7/31/20	$700,000,000	$700,019,100	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.465%	10/31/20	560,000,000	559,742,089	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.535%	1/31/21	189,250,000	189,234,545	(b)
Total U.S. Treasury Notes				2,466,346,322
Total Investments — 113.3% (Cost — $15,658,522,119#)				15,658,522,119
Liabilities in Excess of Other Assets — (13.3)%				(1,839,797,197)
Total Net Assets — 100.0%				$13,818,724,922

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2019

Assets:
Investments, at value	$15,658,522,119
Cash	578
Interest receivable	5,131,738
Total Assets	15,663,654,435

Liabilities:
Payable for securities purchased	1,844,626,782
Trustees’ fees payable	29,863
Accrued expenses	272,868
Total Liabilities	1,844,929,513
Total Net Assets	$13,818,724,922

Represented by:
Paid-in capital	$13,818,724,922

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended February 28, 2019

Investment Income:
Interest	$166,228,063

Expenses:
Investment management fee (Note 2)	7,344,425
Trustees’ fees	210,483
Legal fees	183,205
Fund accounting fees	149,746
Custody fees	55,568
Audit and tax fees	17,032
Miscellaneous expenses	49,557
Total Expenses	8,010,016
Less: Fee waivers and/or expense reimbursements (Note 2)	(7,344,425)
Net Expenses	665,591
Net Investment Income	165,562,472
Net Realized Loss on Investments	(89,054)
Increase in Net Assets From Operations	$165,473,418

See Notes to Financial Statements.

22	U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2019 (unaudited) and the Year Ended August 31, 2018	2019	2018

Operations:
Net investment income	$165,562,472	$260,115,414
Net realized gain (loss)	(89,054)	196,497
Increase in Net Assets From Operations	165,473,418	260,311,911

Capital Transactions:
Proceeds from contributions	18,560,021,317	33,558,169,338
Value of withdrawals	(21,293,228,667)	(35,811,184,058)
Decrease in Net Assets From Capital Transactions	(2,733,207,350)	(2,253,014,720)
Decrease in Net Assets	(2,567,733,932)	(1,992,702,809)

Net Assets:
Beginning of period	16,386,458,854	18,379,161,663
End of period	$13,818,724,922	$16,386,458,854

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report	23

Financial highlights

For the years ended August 31, unless otherwise noted:
	2019[1]		2018	2017	2016	2015	2014

Net assets, end of period (millions)	$13,819		$16,386	$18,379	$20,380	$21,781	$24,517
Total return[2]	1.12%		1.50%	0.65%	0.26%	0.05%	0.01%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.04
Net investment income	2.25	[3]	1.47	0.64	0.26	0.05	0.02

[1]	For the six months ended February 28, 2019 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

See Notes to Financial Statements.

24	U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$15,658,522,119	—	$15,658,522,119

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

26	U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2019, fees waived and/or expenses reimbursed amounted to $7,344,425.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2019, the Portfolio did not invest in derivative instruments.

U.S. Treasury Reserves Portfolio 2019 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2018, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to U.S. Treasury Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset U.S. Treasury Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Premium U.S. Treasury Reserves, a series of Legg Mason Partners Premium Money Market Trust, and Western Asset Institutional U.S. Treasury Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

28	U.S. Treasury Reserves Portfolio

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and

U.S. Treasury Reserves Portfolio	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

•

The information comparing Western Asset U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2018 was approximately equivalent to the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2018 was at the median.

30	U.S. Treasury Reserves Portfolio

•

The information comparing Western Asset Institutional U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2018 was above the median and its performance for the 10-year period ended June 30, 2018 was approximately equivalent to the median.

•

The information comparing Western Asset Premium U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as U.S. Treasury money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2018 was above the median and its performance for the 10-year period ended June 30, 2018 was approximately equivalent to the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for each of the Feeder Funds. In addition, the Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

U.S. Treasury Reserves Portfolio	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•

The information comparing Western Asset U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

•

The information comparing Western Asset Institutional U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

•

The information comparing Western Asset Premium U.S. Treasury Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. Treasury money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable

32	U.S. Treasury Reserves Portfolio

in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset U.S. Treasury Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Feeder Fund.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional U.S. Treasury Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached an asset level at which certain breakpoints to its Contractual Management Fee are triggered. The Board considered that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median of the expense group.

•

The Board noted that Western Asset Premium U.S. Treasury Reserves’ Contractual Management Fee and Actual Management Fee were approximately equivalent to the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

U.S. Treasury Reserves Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

34	U.S. Treasury Reserves Portfolio

Western Asset

U.S. Treasury Reserves

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset U.S. Treasury Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset U.S. Treasury Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset U.S. Treasury Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

FDXX010861 4/19 SR19-3576

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control        over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 22, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: April 22, 2019